Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	12,147,887
Proposed Maximum Offering Price per Unit	71.00
Maximum Aggregate Offering Price	$ 862,499,977.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 119,111.25
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in Kodiak Gas Services, Inc.'s Registration Statement on Form S-3 (No. 333-295847), in accordance with Rules 456(b) and 457(r) under the Securities Act. (2) Includes shares that may be issued upon exercise of the 30-day option granted to the underwriters to purchase additional shares.